UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEGON USA Investment Management, LLC
Address: 4333 Edgewood Rd. N.E.
         MS 5110
         Cedar Rapids, IA  52499-5110

13F File Number: 028-13378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephanie M. Phelps
Title:     Chief Financial Officer
Phone:     319-355-8647

Signature, Place, and Date of Signing:

     /s/ Stephanie M. Phelps     Cedar Rapids, IA     January 20, 2010


Report Type (Check only one.):

[ X ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $665527 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE


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

						FORM 13F INFORMATION TABLE
					  AEGON USA INVESTMENT MANAGEMENT, LLC
						  AS OF DECEMBER 31, 2009


	COLUMN 1	        COLUMN 2     COLUMN 3  COLUMN 4	  COLUMN 5	   COLUMN 6   COLUMN 7        COLUMN 8

						        VALUE     SHRS OR   SH/ PUT/ INVETMNT OTHER	  VOTING AUTHORITY
  NAME OF ISSUER	   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN CALL DISCRTN  MGRS   SOLE    SHARED     NONE
CALPINE CORP                COM             131347304      1488   135305        SH                    SOLE    N/A     135305
DELTA AIRLINES INC DEL      COM             247361702      1114    97916        SH                    SOLE    N/A      97916
NEWTEK BUSINESS SVCS INC    COM             652526104        22    22000        SH                    SOLE    N/A      22000
PRIMUS GUARANTY LTD         SHS             G72457107     17027  5582585        SH                    SOLE    N/A    5582585
RADIAN GROUP INC            COM             750236101       272    37270        SH                    SOLE    N/A      37270
STAR GAS PARTNERS LP        UNIT LTD PARTNR 85512C105      3391   819201        SH                    SOLE    N/A     819201
UNISYS CORP                 COM             909214306     10283   266684        SH                    SOLE    N/A     266684
VANGUARD BD INDEX FD INC    TOTAL BND MRKT  921937835    200446  2550527        SH                    SOLE    N/A    2550527
VANGUARD BD INDEX FD INC    INTERMED TERM   921937819      2874    36352        SH                    SOLE    N/A      36352
VANGUARD BD INDEX FD INC    LONG TERM BOND  921937793       771    10118        SH                    SOLE    N/A      10118
VANGUARD BD INDEX FD INC    SHORT TRM BOND  921937827      4547    57165        SH                    SOLE    N/A      57165
VANGUARD INDEX FDS          STK MRK ETF     922908769    121466  2154790        SH                    SOLE    N/A    2154790
VANGUARD INDEX FDS          VALUE ETF       922908744     60940  1276239        SH                    SOLE    N/A    1276239
VANGUARD INDEX FDS          GROWTH ETF      922908736     65579  1235935        SH                    SOLE    N/A    1235935
VANGUARD INDEX FDS          LARGE CP ETF    922908637     40175   792875        SH                    SOLE    N/A     792875
VANGUARD INDEX FDS          SMALL CAP ETF   922908751     18337   319740        SH                    SOLE    N/A     319740
VANGUARD INTL EQUITY IND FD EMR MKT ETF     922042858     33358   813598        SH                    SOLE    N/A     813598
VANGUARD INTL EQUITY IND FD EURPEAN ETF     922042874     35412   730437        SH                    SOLE    N/A     730437
VANGUARD INTL EQUITY IND FD PACIFIC ETF     922042866     13601   265017        SH                    SOLE    N/A     265017
VANGUARD TAX-MANAGED FD     EUROPE PAC ETF  921943858     34425  1006570        SH                    SOLE    N/A    1006570